Semiannual Report

BALANCED FUND

June 30, 2001

T. ROWE PRICE

REPORT HIGHLIGHTS
-----------------
BALANCED FUND
-------------
o U.S. equities declined as the economy slowed in the first half of 2001, but small-cap and value stocks fared better than large-cap and growth. Foreign shares fell.
o Bond prices generally rose as the Federal Reserve slashed short-term interest rates.
o The fund lagged its Lipper peer group in the 6- and 12-month periods ended June 30 but outpaced its other benchmarks.
o    We added to our positions in international equities and corporate bonds.
o Stronger growth next year will be beneficial to domestic and foreign equities. In the meantime, most bonds are likely to perform well.

UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

FELLOW SHAREHOLDERS
-------------------
     U.S. stocks fell in the first half of 2001, as a sharp first-quarter plunge was partly offset by a substantial second-quarter rebound. Small-cap and value stocks fared much better than large-cap and growth issues, respectively. Bonds rose as the economy slowed and the Federal Reserve aggressively reduced short-term interest rates. International equities declined; returns were exacerbated by the U.S. dollar's strength against other currencies.

     Your fund returned -2.58% and -2.03% in the 6- and 12-month periods ended June 30, respectively. Returns in both periods reflected weakness in domestic and international equities that was partially offset by strength in bonds.


        PERFORMANCE COMPARISON
        ----------------------
        Periods Ended 6/30/01               6 Months     12 Months
        ----------------------------------------------------------
        Balanced Fund                        -2.58%        -2.03%
        ..........................................................
        Merrill Lynch-Wilshire
        Capital Market Index                 -3.00         -8.49
        ..........................................................
        Lipper Balanced Fund Index           -1.67         -1.05
        ..........................................................
        Combined Index Portfolio *           -3.30         -5.80
        ..........................................................
             * An unmanaged portfolio of 50% domestic stocks (S & P 500), 40% bonds (Lehman Brothers U.S. Aggregate Index), and 10% international stocks (MSCI EAFE Index).

     The fund fared better than the Merrill Lynch-Wilshire Capital Market Index and our internally generated Combined Index Portfolio, as shown in the table, because our domestic equity portfolio was more value oriented and had a slightly smaller capitalization. By the same token, the fund lagged its Lipper benchmark because many other balanced funds had even greater small-cap and value stock exposure. Our overweighting in international equities relative to other balanced funds also hurt performance against the Lipper peer group.

MARKET ENVIRONMENT

     The U.S. economy was weak in the six-month period ended June 30, 2001. GDP growth was about 1%, industrial production decreased as businesses tried to eliminate excess inventory, and unemployment began to climb. In addition, the number of companies declaring bankruptcy increased, and corporations curtailed spending to improve their financial health.

     In an attempt to reinvigorate the faltering economy, the Federal Reserve aggressively reduced short-term interest rates starting in early January.
Through the end of June, the Fed lowered the fed funds rate from 6.50% to 3.75%--a seven-year low. This was the sharpest six-month decline for short-term rates in nearly two decades.

     Historically, stocks rise when rates decline as investors anticipate improving business conditions. Unfortunately, strong market rallies in January and April--which followed unexpected rate reductions between the Fed's regularly scheduled monetary policy meetings--were cut short by frequent reminders of the economy's distress. Corporations repeatedly warned that earnings would be weaker than expected, and economic data gave no indications that a rapid upturn was imminent. Although cyclical and industrial stocks and a few large-cap technology issues performed well in the first half of the year, the broad-based Standard & Poor's 500 Stock Index returned -6.70% due to general weakness in the technology, telecommunications, and health care sectors.


   The following table was depicted as a line graph in the printed material.

        INTEREST RATE LEVELS
        --------------------
                      30-Year          5-Year        90-Day
                   Treasury Bond   Treasury Note  Treasury Bill
                   -------------   -------------  -------------
        6/30/00         5.94            6.25          5.84
        7/31/00         5.8             6.16          6.2
        8/31/00         5.71            6.02          6.31
        9/30/00         5.89            5.9           6.21
        10/31/00        5.72            5.73          6.36
        11/30/00        5.66            5.52          6.26
        12/31/00        5.44            4.98          5.84
        1/31/01         5.5             4.77          4.99
        2/28/01         5.31            4.65          4.85
        3/31/01         5.44            4.56          4.28
        4/30/01         5.79            4.88          3.88
        5/31/01         5.75            4.91          3.61
        6/30/01         5.76            4.95          3.65


     The weak economic backdrop and the Fed's rate cuts created a favorable environment for most bonds in the last six months. In the Treasury market, short- and intermediate-term yields declined, but long-term rates edged higher. As shown in the graph, 90-day Treasury bill yields tumbled from 5.84% to 3.65%, while five-year Treasury note yields eased from 4.98% to 4.95% since the end of last year. In contrast, the 30-year Treasury bond's yield rose from 5.44% to 5.76% as investors anticipated that lower borrowing costs would stimulate the economy later this year.

     Mortgage-backed securities performed well as long-term rates edged higher and prepayment activity receded. Corporate bonds, including high-yield issues, fared best as investors sought securities with attractive yields in a falling interest rate environment. Thanks to broad gains across the bond market, the Lehman Brothers U.S. Aggregate Index returned 3.62% in the first half of 2001.

     International equities declined in the last six months, and returns were made worse by the U.S. dollar's strength against other currencies. Asian markets were dragged lower by Japan's economic sluggishness and continuing global weakness in the technology sector. European markets fared worst, hurt by slowing economies, a weakening euro, and an ineffective monetary response by the European Central Bank. As a result, the MSCI EAFE Index, a broad measure of foreign market performance, dropped 14.75% since the end of last year.

ASSET ALLOCATION STRATEGY

     Our 49% domestic stock allocation was unchanged in the last six months, as shown in the pie chart, but we did make slight changes to other areas. We took advantage of foreign market weakness and increased our international equity allocation from 13% to 14% of assets. This brought our total stock allocation to 63%--slightly higher than the neutral posture of 60%.


    The following table was depicted as a pie graph in the printed material.

                  SECURITY DIVERSIFICATION
                  ------------------------
                  Domestic Stocks                49%
                  Corporate Bonds                22%
                  International Stocks           14%
                  Treasury and Agency Bonds       7%
                  Mortgage Backed Securities      7%
                  Reserves                        1%

                  Based on net assets as of 6/30/01.


     In the fixed-income portfolio, we raised our mortgage allocation to 7% from 6% and boosted corporate bond exposure to 22% from 19%, primarily by purchasing high-yield issues. High-yield bond performance is closely tied to the economy's strength; as growth improves, these securities should perform well. To fund these purchases, we reduced our exposure to Treasury and agency bonds--which are very sensitive to interest rate movements--from 12% to 7% in the last six months. This reflects our belief that Treasury yields will probably not fall much more and that other fixed-income securities will perform better.

PORTFOLIO REVIEW

     Domestic Stocks
     ---------------
     In the U.S. stock market, technology stocks continued to implode as various companies contended with overcapacity and reduced technology spending throughout the economy. High debt burdens exacerbated their problems, and warnings that corporate earnings and revenues would fall below already-low expectations were commonplace. Two of our worst performers in this area were data-storage provider EMC and software developer ORACLE. However, two tech giants bucked the negative trend and rose strongly: IBM, whose transition to a service-oriented company has thus far been well received by customers and investors, and MICROSOFT, which was boosted in part by an important legal victory in its antitrust fight with the U.S. government. In late June, a federal appeals court overturned the ruling that would have forced the company to split apart.

     During the last six months, we added DST SYSTEMS--a developer of software systems for the financial industry--to the portfolio. We also purchased shares of several contract manufacturers of electronics products, including SCI SYSTEMS. Although SCI was a relatively small investment, it proved to be timely: the company received a takeover offer from SANMINA after the reporting period.

     Shares of financial services companies--the largest domestic equity sector in the portfolio--performed slightly better than the overall market in the last six months. BANK OF AMERICA was one of our best holdings in this area. The stock rose 30%, driven by an improvement in profit margins in the company's lending operations. In contrast, MORGAN STANLEY DEAN WITTER and other brokerage stocks were hurt by weak equity markets and reduced underwriting activity and investor trading. During the period, we eliminated H&R Block, which had been performing well, and added insurance broker and asset manager MARSH & McLennan to the portfolio.

     The health care sector fared worst in the last six months. Pharmaceutical stocks were hammered over fears that increased regulations would accompany a Medicare prescription drug benefit. Company-specific issues at PHARMACIA and MERCK added to the negative sentiment. We took advantage of the group's weakness and increased our weighting in JOHNSON & JOHNSON, a well-diversified health care company with an attractive valuation.

     Foreign stocks
     --------------
     Mirroring their U.S. counterparts, technology and telecommunications stocks in Europe performed poorly. LM ERICSSON, the Swedish telecom equipment supplier, fell sharply amid intense competition in the handset market. One of our new holdings, NOKIA, directly competes with Ericsson and has been the clear technological leader.

     The U.K. market held up better than euro zone markets because of rel-ative strength in value stocks. In addition, the British pound did not weaken as much as the euro. During the last six months, we increased our position in pharmaceutical giant GLAXOSMITHKLINE and added BANK OF SCOTLAND to the portfolio.

     In Japan, stocks were volatile but returns were flat for the six-month period. However, the yen's decline versus the dollar produced negative results for U.S. investors. Economic growth remained disappointing, but the new prime minister, Junichiro Koizumi, has generated enthusiasm for much-needed economic reforms. One bright spot was CANON, which produces office automation and photographic equipment and, as an exporter, benefits from a weaker yen.

     Latin America was the top-performing region; our holdings there produced solid double-digit gains. One of our best and largest positions was Mexican telephone company TELMEX. We increased our Latin American exposure in the last six months by adding retailer WAL-MART DE MEXICO and cement producer CEMEX to the fund.

     Domestic bonds
     --------------
     Our relatively strong bond holdings helped offset negative returns from equities thus far in 2001. Heavy exposure to corporate bonds, which outperformed other fixed-income sectors, was especially helpful. However, our long duration hurt the bond portfolio's performance because longer-term rates rose in the last six months. (Duration is a measure of interest rate sensitivity.)



            BOND PORTFOLIO PROFILE
            ----------------------
            Weighted Average Effective Duration (years)         5.90
            ...........................................................
            Weighted Average Maturity (years)                  10.24
            ...........................................................
            Weighted Average Quality *                           AA-
            ...........................................................

            *  Based on T. Rowe Price research.


     The high-yield sector rallied sharply in January but struggled for the rest of the period amid continued weakness in the economy, particularly the telecom sector--a major source of high-yield issuance. Our allocation to high-yield securities is focused on the higher credit quality tiers of the high-yield market, which fared better than lower-quality credits and made a solid contribution to fund performance in the last six months.

OUTLOOK

     The economy remains weak but will probably avoid a deep recession, thanks to a recently enacted tax cut and the Federal Reserve's rapid response to the most challenging economic conditions in a decade. Consumers have remained remarkably resilient, but businesses have almost universally trimmed their budgets. Excess inventories are being depleted, but it could take some time for demand to pick up from depressed levels.

     Until meaningful signs of an economic recovery appear, most bonds are likely to perform well. Stronger economic and corporate earnings growth--possibly later this year but more likely in 2002--will be beneficial to domestic equities. Likewise, foreign markets should perform better when global economies begin to improve.

     Volatility in the bond and stock markets will continue to manifest itself in the form of occasional rallies and unexpected downdrafts, especially when surprising economic data and corporate earnings reports become available. We believe broad diversification--as offered by the Balanced Fund--can help investors weather these fluctuations and stay focused on their long-term financial goals.

Respectfully submitted,

/s/

Richard T. Whitney
Chairman of the fund's Investment Advisory Committee
July 31, 2001

     The committee chairman has day-to-day responsibility for managing the portfolio and works with committee members in developing and executing the fund's investment program.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
PORTFOLIO HIGHLIGHTS

LARGEST HOLDINGS                        Percent of
                                        Net Assets
Stocks                                     6/30/01
--------------------------------------------------
GE                                           2.1%
Pfizer                                       1.4
Exxon Mobil                                  1.4
Citigroup                                    1.3
American International Group                 0.9
SBC Communications                           0.9
Verizon Communications                       0.8
Wal-Mart                                     0.8
Intel                                        0.7
GlaxoSmithKline                              0.7
 ..................................................
Total                                       11.0%



                                        Percent of
                                        Net Assets
Bonds                                      6/30/01
--------------------------------------------------
U.S. Treasury                                7.0%
Ginnie Mae                                   3.3
Fannie Mae                                   2.9
Federal Home Loans                           1.0
LBS UBS Commercial Mtg Trust                 0.4
Time Warner                                  0.4
Comcast Cable                                0.4
Province of Manitoba                         0.3
Sears Credit Account Master Trust            0.3
JP Morgan Chase Comm Mtg                     0.3
 ..................................................
Total                                       16.3%


Note: Table excludes reserves

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON
----------------------
     This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.

   The following table was depicted as a line graph in the printed material.

         Merrill Lynch-Wilshire        Combined
          Capital Market Index     Index Portfolio      Balanced Fund
          --------------------     ---------------      -------------
6/30/91           10000                 10000               10000
6/30/92           11415                 11245               11296
6/30/93           13032                 12795               12849
6/30/94           13055                 13039               13121
6/30/95           15536                 15395               15415
6/30/96           18134                 17868               17796
6/30/97           21954                 21716               21497
6/30/98           26893                 26017               25454
6/30/99           30751                 29597               28194
6/30/00           33236                 31798               29894
6/30/01           30416                 29953               29285



AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.

Periods Ended 6/30/01         1 Year      3 Years      5 Years    10 Years
-------------------------------------------------------------------------------
Balanced Fund                 -2.03%        4.78%       10.48%      11.34%
 ...............................................................................
     Investment return and principal value represent past performance and will vary. Shares may be worth more or less at redemption than at original purchase. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited                       For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------   6 Months      Year
                          Ended     Ended
                        6/30/01  12/31/00  12/31/99 12/31/98 12/31/97 12/31/96
NET ASSET VALUE
Beginning of period     $ 19.17   $ 19.69   $ 18.59   $16.54   $14.48   $13.22
 ................................................................................
Investment activities
  Net investment
  income (loss)            0.26      0.54      0.53     0.53     0.53     0.51
  Net realized and
  unrealized gain (loss)  (0.77)    (0.13)     1.34     2.08     2.18     1.38
 ................................................................................
  Total from
  investment activities   (0.51)     0.41      1.87     2.61     2.71     1.89
 ................................................................................
Distributions
  Net investment income   (0.27)    (0.53)    (0.54)   (0.52)   (0.53)   (0.50)
  Net realized gain       (0.38)    (0.40)    (0.23)   (0.04)   (0.12)   (0.13)
 ................................................................................
  Total distributions     (0.65)    (0.93)    (0.77)   (0.56)   (0.65)   (0.63)
 ................................................................................
NET ASSET VALUE
End of period           $ 18.01   $ 19.17   $ 19.69   $18.59   $16.54   $14.48
 ................................................................................
RATIOS/SUPPLEMENTAL DATA
Total return**            (2.58)%    2.09%     10.26%   15.97%   18.97%  14.57%
 ................................................................................
Ratio of total expenses
to average net assets      0.86%+    0.79%     0.79%    0.78%    0.81%    0.87%
 ................................................................................
Ratio of net investment
income (loss) to average
net assets                 2.88%+    2.75%     2.80%    3.04%    3.36%    3.70%
 ................................................................................
Portfolio turnover rate    37.3%+    16.5%     20.7%    12.5%    15.5%    22.3%

Net assets, end of period
(in millions)           $  1,801  $  1,896  $  2,091  $ 1,650  $ 1,219  $   876
 ................................................................................
** Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001

PORTFOLIO OF INVESTMENTS                               Shares/Par         Value
                                                               In thousands
COMMON STOCKS  62.5%
FINANCIAL  11.7%
Bank and Trust  5.3%
Abbey National (GBP)                                      124,000   $    2,174
ABN AMRO Holding (EUR)                                     35,196          662
Allianz (EUR)                                               5,955        1,740
Allied Irish Banks (EUR)                                   63,659          734
Australia & New Zealand Banking Group (AUD)                67,700          584
Australia & New Zealand Banking Group ADR                  21,500          915
Banco de Bilbao Vizcaya Argentaria ADRss.                 189,400        2,447
Banco Santiago ADR                                         47,800        1,090
Bank of America                                           191,637       11,504
Bank of New York                                          100,000        4,800
Bank One                                                  143,397        5,134
Barclays (GBP)                                            101,278        3,109
Bayerische Hypo-und Vereinsbank (EUR)                      16,747          829
BBVA Banco Frances ADR                                     19,100          474
BNP Paribas (EUR)                                          20,788        1,811
Commonwealth Bank of Australia (AUD)                       91,583        1,595
Deutsche Bank (EUR)                                        26,844        1,925
First Union                                               151,919        5,308
FleetBoston Financial                                      77,341        3,051
Intesa BCI (EUR)                                          468,998        1,657
J.P. Morgan Chase                                         205,120        9,148
KBC Bankerzekeringsholding (EUR)                           29,761        1,059
Mediobanca (EUR)                                          125,100        1,338
Mellon Financial                                          155,000        7,130
Overseas Chinese Banking (SGD)                            238,810        1,560
Royal Bank of Scotland Group (GBP)                         93,647        2,067
Societe Generale (EUR)                                     47,160        2,796
State Street                                               50,000        2,474
Sumitomo Mitsui Bank (JPY)                                188,000        1,553
Svenska Handelsbanken (SEK)                                58,607          838
U.S. Bancorp                                              163,124        3,718

UniCredito Italiano (EUR)                                 256,118   $    1,100
Wells Fargo                                               180,000        8,357
Yasuda Trust & Banking (JPY) *                            875,000          667
                                                                        95,348

Insurance  2.3%
American General                                           96,000        4,459
American International Group                              190,734       16,403
Istituto Nazionale delle Assicurazioni (EUR) *            194,486          396
Marsh & McLennan                                           50,000        5,050
MGIC Investment                                            23,200        1,685
St. Paul Companies                                         86,000        4,359
Sumitomo Marine & Fire Insurance (JPY)                    115,000          643
Swiss Re (CHF)                                                724        1,448
Torchmark                                                  78,600        3,160
UNUMProvident                                             100,000        3,212
                                                                        40,815

Financial Services  4.1%
AMBAC                                                      33,300        1,938
American Express                                          157,800        6,123
AXA (EUR)                                                  82,400        2,350
Citigroup                                                 452,738       23,923
Countrywide Credit                                         63,925        2,933
Credit Lyonnais (EUR)                                      24,392          881
Fannie Mae                                                 78,000        6,642
Freddie Mac                                                48,600        3,402
Goldman Sachs                                              25,000        2,145
Household International                                    72,000        4,802
HSBC Holdings (GBP)                                       283,372        3,362
ING Groep (EUR)                                            53,989        3,532
Morgan Stanley Dean Witter                                139,600        8,966
Pearson (GBP)                                             117,374        1,937
Per Se Technologies *ss.                                    4,866           40
Prudential (GBP)                                           71,871          871
Waddell & Reed Financial (Class A)ss.                      35,581        1,130
                                                                        74,977

Total Financial                                                        211,140

UTILITIES  5.4%
Telephone  3.4%
ALLTEL                                                     80,000   $    4,901
BellSouth                                                 204,000        8,215
British Telecommunications ADR                              1,600          103
SBC Communications                                        386,740       15,493
Sprintss.                                                 101,800        2,174
Sprint PCS *                                              100,900        2,437
Swisscom (CHF)                                              1,610          384
Telebras ADR                                               17,200          804
Telecom Italia (EUR)                                      118,110        1,061
Telecom Italia Mobile (EUR)                               213,882        1,091
Telefonica ADR                                             32,168        1,198
Telefonos de Mexico (Telmex) (Class L) ADR                 45,800        1,607
Telekom Malaysia (MYR)                                        200            0
Verizon Communications                                    257,436       13,773
Vodafone ADRss.                                           164,200        3,670
WorldCom-WorldCom Group *                                 245,637        3,488
                                                                        60,399

Electric Utilities  1.9%
Duke Energy                                               140,230        5,470
E.On (EUR)                                                 26,873        1,411
Edison Internationalss.                                   104,000        1,160
Electrobras                                                68,000          400
Endesa ADR                                                 48,800          775
Entergy                                                    73,000        2,803
Exelon, (144a)                                            126,025        8,081
FirstEnergy                                                75,000        2,412
FPL Group                                                  25,600        1,541
GPU                                                        75,000        2,636
Hong Kong Electric Holdings (HKD)                         208,071          800
Iberdrola (EUR)                                           101,047        1,297
Niagara Mohawk *                                          102,500        1,813
Scottish & Southern Energy (GBP)                          174,979        1,651
Sony (JPY)                                                 25,600        1,683
                                                                        33,933

Water Utilities  0.1%
Suez Lyonnaise des Eaux (EUR)                              69,402   $    2,235
                                                                         2,235

Total Utilities                                                         96,567

CONSUMER NONDURABLES  10.8%
Cosmetics  0.4%
Gillette                                                   45,174        1,309
International Flavors & Fragrances                         11,700          294
Kao (JPY)                                                 163,000        4,052
L'Oreal (EUR)                                              22,511        1,455
Revlon (Class A) *ss.                                       1,800           13
                                                                         7,123

Beverages  1.0%
Allied Domecq (GBP)                                       122,657          766
Anheuser-Busch                                             88,000        3,625
Coca-Cola                                                  92,600        4,167
Diageo ADR                                                     43            2
Femsa UBD Units (MXN)                                     193,300          822
PepsiCo                                                   204,000        9,017
                                                                        18,399

Food Processing  0.8%
Cadbury Schweppes ADRss.                                   63,172        1,718
Carrefour (EUR)                                            20,999        1,112
Corn Products International                                 8,225          263
Earthgrainsss.                                              5,120          133
G.I.B. Group (EUR)                                         10,778          436
General Mills                                              65,000        2,846
McCormick                                                  10,300          433
Nestle (CHF)                                                8,602        1,829
PepsiAmericas                                               1,100           15
Quaker Oats                                                30,000        2,737
Ralston Purina                                             69,612        2,090
Sensient Technologies                                      14,200          291
Unilever                                                   22,285        1,328
                                                                        15,231

Hospital Supplies/Hospital Management  1.3%
Abbott Laboratories                                       127,200   $    6,107
Baxter                                                    100,000        4,900
Becton, Dickinson                                          60,000        2,147
Guidant *                                                  42,400        1,526
Health Management (Class A) *                              81,252        1,710
Medtronic                                                 126,000        5,797
Millipore                                                     900           56
Pall                                                        8,533          201
Terumo (JPY)                                               42,500          780
                                                                        23,224

Pharmaceuticals  5.6%
American Home Products                                    153,200        8,953
Amgen *                                                    51,000        3,095
AstraZeneca Group (GBP)                                    25,905        1,209
Bristol-Myers Squibb                                      138,800        7,259
Eli Lilly                                                 100,000        7,400
GlaxoSmithKliness.                                        216,922       12,191
Johnson & Johnson                                         153,800        7,690
Merck                                                     175,800       11,235
Novartis (CHF)                                            111,960        4,054
Pfizer                                                    649,950       26,030
Pharmacia                                                 187,500        8,616
Shire Pharmaceuticals Group (GBP) *                        37,242          679
Takeda Chemical Industries (JPY)                           33,000        1,535
                                                                        99,946

Biotechnology  0.0%
Covance *                                                   7,500          170
Edwards Lifesciences *ss.                                  10,000          264
                                                                           434

Health Care Services  0.5%
Aetna *                                                    52,695        1,363
Altana (EUR)                                               43,200        1,673
Gentiva Health Services *                                   1,029           19
Synavant *                                                  1,410           10
UnitedHealth                                               88,200        5,446
                                                                         8,511

Miscellaneous Consumer Products  1.2%
Arctic Cat                                                  2,550   $       37
Burlington Industries *                                    17,700           41
Colgate-Palmolive                                          60,400        3,563
Fortune Brands                                             40,000        1,534
J. Sainsbury (GBP)                                        283,223        1,768
Nintendo (JPY)                                              4,300          783
Pactiv *                                                      200            3
Philip Morris                                              10,800          548
Philips Electronics ADR                                   115,271        3,046
Pioneer Electronic (JPY)                                   64,000        1,945
Procter & Gamble                                          123,800        7,898
UST                                                         2,000           58
Wacoal (JPY)                                               72,000          771
                                                                        21,995

Total Consumer Nondurables                                             194,863

CONSUMER SERVICES  6.4%
Restaurants  0.2%
Applebee's                                                 15,900          509
Darden Restaurants                                          6,300          176
McDonald's                                                140,000        3,788
                                                                         4,473

General Merchandisers  2.1%
Costco Wholesale *                                        106,800        4,387
J.C. Penney                                                44,000        1,160
May Department Stores                                      77,100        2,642
Pinault Printemps Redoute (EUR)                            10,000        1,449
Sears                                                      40,000        1,693
Target                                                    244,400        8,456
Tesco (GBP)                                               622,048        2,247
TJX                                                        46,000        1,466
Wal-Mart                                                  280,000       13,664
Wal-Mart de Mexico (MXN) +                                340,200          924
                                                                        38,088

Specialty Merchandisers  1.4%
Adidas-Salomon (EUR)                                        5,988   $      367
Callaway Golf                                              13,000          205
Christian Dior (EUR)                                       32,587        1,174
Circuit City Stores                                       171,800        3,092
CVS                                                        50,000        1,930
Gap                                                       107,300        3,112
Gymboree *ss.                                               8,400           71
Heilig-Meyers *                                             4,500            0
Home Depot                                                 90,300        4,204
Kroger                                                    200,000        5,000
Office Depot *                                             48,000          498
Payless Shoesource *                                          192           13
Petrie Stores Liquidation Trust                            33,500           30
Safeway *                                                  55,200        2,650
Staples *                                                  53,155          850
Toys "R" Us *                                              64,380        1,593
                                                                        24,789

Entertainment and Leisure  0.6%
Brinker *                                                  13,162          340
Disney                                                    225,417        6,512
Hilton                                                      2,300           27
Hutchison Whampoa (HKD)                                   237,000        2,393
Park Place Entertainment *                                  2,300           28
Reader's Digest (Class A)                                  35,000        1,006
                                                                        10,306

Media and Communications  2.0%
America Movil ADR                                          45,800          955
AOL Time Warner *                                         184,050        9,755
AT&T Canada, (144a) *                                       1,714           46
Beloss.                                                    13,600          256
Clear Channel Communications *                             20,000        1,254
Comcast (Class A Special) *                               120,000        5,208
Cox Communications (Class A) *                             50,000        2,215
Dun & Bradstreet *                                          7,050          199
Gannett                                                    27,600        1,819
Gaylord Entertainment *ss.                                  3,528          102
McGraw-Hill                                                64,400        4,260

Mediaset (EUR)                                             98,995   $      834
News Corporation ADR                                       31,000        1,152
NTL *ss.                                                   18,747          226
Tribune                                                    40,000        1,600
Viacom (Class A) *                                          9,000          477
Viacom (Class B) *                                         99,595        5,154
                                                                        35,512

Printing and Publishing  0.1%
Reed International (GBP)                                  299,230        2,655
                                                                         2,655

Total Consumer Services                                                115,823

CONSUMER CYCLICALS  2.9%
Automobiles and Related  1.6%
Autolivss.                                                 21,653          374
Danass.                                                     1,300           30
Delphi Automotive Systems                                  59,968          955
Ford Motor                                                200,043        4,911
Genuine Parts                                              81,975        2,582
GM                                                         85,800        5,521
Honda Motor ADR                                            30,100        2,649
ITT Industries                                            100,000        4,425
MIDAS                                                         183            2
NSK (JPY)                                                  88,000          380
Pep Boys                                                    7,100           80
Superior Industries International                           8,000          307
Textron                                                    62,000        3,413
TRW                                                        30,000        1,230
Visteon                                                    14,982          276
Volkswagen (EUR)                                           37,063        1,743
                                                                        28,878

Building and Real Estate  0.6%
Cemex Participating Certificates (MXN)                    178,700          951
Cheung Kong (HKD)                                         128,000        1,395
Interstate Hotels *                                         5,000           14
ProLogis Trust, REIT                                      288,450        6,554

RMC (GBP)                                                 116,847   $    1,127
Wyndham International (Class A) *                         150,001          375
                                                                        10,416

Miscellaneous Consumer Durables  0.7%
B.F. Goodrich                                              16,744          636
Black & Decker                                             36,000        1,421
Eastman Kodak                                              22,600        1,055
Imation *                                                   1,800           45
Masco                                                      99,800        2,491
Radio Shack                                                80,000        2,440
Ricoh (JPY)                                               100,000        2,157
Scotts (Class A) *                                         10,000          414
Valsparss.                                                 36,200        1,285
York International                                          2,600           91
                                                                        12,035

Total Consumer Cyclicals                                                51,329

TECHNOLOGY  7.2%
Electronic Components  2.7%
Altera *                                                  152,000        4,408
Analog Devices *                                          133,600        5,778
EMC *                                                     137,200        3,986
Epcos (EUR)                                                17,140          934
Intel                                                     456,000       13,338
Jabil Circuit *ss.                                         35,800        1,105
Kyocera (JPY)                                              12,000        1,058
Linear Technology                                         103,200        4,564
Maxim Integrated Products *                               100,000        4,421
Molexss.                                                   19,071          697
Motorola                                                  120,000        1,987
Sanmina *                                                  25,900          606
Texas Instruments                                         100,000        3,150
Thermo Electron *                                          18,452          406
Vicor *                                                    12,000          196
Xilinx *                                                   50,400        2,079
                                                                        48,713

Electronic Systems  0.9%
Agilent Technologies *                                     48,933   $    1,590
Applied Materials *                                        80,000        3,928
Dell Computer *                                             9,600          251
Hewlett-Packard                                           176,600        5,051
KLA-Tencor *                                               60,000        3,508
MIPS Technologies *                                         2,037           26
Solectron *                                                68,400        1,252
                                                                        15,606

Information Processing  1.0%
Adaptec *                                                  14,000          139
Adecco                                                      1,460           17
COMPAQ Computer                                           254,000        3,935
Hitachi ADR                                                20,800        2,059
IBM                                                        96,800       10,938
SCI Systems *                                              43,800        1,117
Storage Technology *                                       10,000          138
                                                                        18,343

Specialized Computer  0.2%
Sun Microsystems *                                        168,400        2,647
                                                                         2,647

Telecommunications  1.3%
Alcatel (EUR)                                              60,478        1,266
AT&T Wireless *                                           352,489        5,763
Avaya *                                                    11,436          157
Cisco Systems *                                           140,000        2,548
Corning                                                    90,000        1,504
Deutsche Telekom (EUR)                                     69,891        1,594
Draka Holdings (EUR)                                        8,919          451
France Telecom ADR                                         27,800        1,343
Kingston Commerce Hull (GBP) *                            177,388          296
LM Ericsson (Class B) ADR                                 445,100        2,412
Lucent Technologies                                       137,239          851
McDATA *                                                    5,049           89
Nokia ADR                                                  93,000        2,050

Nortel Networks                                            17,224   $      157
NTT DoCoMo (JPY)                                               81        1,409
PictureTel *                                                8,800           49
Qwest Communications                                       35,530        1,132
Singapore Telecommunications (SGD)                        377,000          393
Tele Norte Leste Participacoes ADRss.                          41            1
Telstra (AUD)                                             151,570          416
                                                                        23,881

Aerospace and Defense  1.1%
Boeing                                                     86,000        4,782
Honeywell                                                 159,500        5,581
Lockheed Martin                                            85,811        3,179
Northrop Grumman                                           30,000        2,403
Raytheon                                                    2,642           70
Trinity Industriesss.                                         300            6
United Technologies                                        48,400        3,546
                                                                        19,567

Total Technology                                                       128,757

CAPITAL EQUIPMENT  4.0%
Electrical Equipment  3.2%
ABB (CHF)                                                  58,884          892
American Power Conversion *                                20,600          324
Canon (JPY)                                                54,000        2,182
Emerson Electric                                           56,200        3,400
GE                                                        766,500       37,367
Hubbell (Class A)                                           8,000          224
Hubbell (Class B)                                          80,252        2,327
Matsushita Electric Industrial (JPY)                      128,000        2,004
Mitsubishi Electric (JPY)                                 301,000        1,492
Tyco                                                      125,964        6,865
                                                                        57,077

Machinery  0.8%
Alstom (EUR)                                               33,414          930
Caterpillar                                                50,000        2,502

Cooper Industries                                             600   $       24
Danaher                                                    65,600        3,674
Deere                                                     118,000        4,466
FMC *                                                      42,000        2,879
Foster Wheelerss.                                           4,600           42
Ingersoll-Rand                                              1,500           62
Kennametal                                                 11,400          421
Stewart & Stevenson                                         6,300          208
Teleflex                                                   10,000          440
                                                                        15,648

Total Capital Equipment                                                 72,725

BUSINESS SERVICES AND
TRANSPORTATION  4.5%
Computer Service and Software  2.9%
Automatic Data Processing                                  70,000        3,479
BMC Software *                                             80,000        1,803
Computer Associates                                       112,587        4,053
DST Systems *                                              50,000        2,635
Eidos (GBP) *                                             166,890          581
Electronic Arts *                                          15,000          869
Electronic Data Systems                                    44,223        2,764
First Data                                                 80,000        5,140
Intuit *                                                  150,000        5,998
Microsoft *                                               150,000       10,950
NCR *                                                       6,718          316
Novell *                                                   45,600          259
Oracle *                                                  452,000        8,588
Parametric Technology *                                   262,000        3,665
Roxio *                                                     2,304           30
SmartForce ADR *ss.                                        29,400        1,036
Sybase *                                                    7,000          115
Zixit *ss.                                                  3,625           33
                                                                        52,314

Distribution Services  0.3%
Cardinal Health                                            86,908   $    5,997
                                                                         5,997

Environmental  0.1%
Allied Waste Industries *                                  63,000        1,177
                                                                         1,177

Transportation Services  0.1%
Landstar Systems *                                         40,000        2,721
                                                                         2,721

Miscellaneous Business Services  0.7%
Corio (EUR)                                                15,627          343
Equifaxss.                                                 17,800          653
General Semiconductor *ss.                                    350            4
GTECH *                                                     4,500          160
Manpower                                                   12,200          365
Moody's                                                    14,100          472
Omnicom                                                    26,800        2,305
Paychex                                                    94,540        3,781
Sabre Group *                                              28,906        1,445
Waste Management                                           78,395        2,416
                                                                        11,944

Airlines  0.2%
AMR *                                                      40,000        1,445
Singapore Airlines (SGD)                                   91,000          629
UAL                                                        30,000        1,055
                                                                         3,129

Railroads  0.2%
Burlington Northern Santa Fe                               75,300        2,272
Norfolk Southern                                           63,200        1,308
Union Pacific                                              14,000          769
                                                                         4,349

Total Business Services and Transportation                              81,631

ENERGY  5.0%
Energy Services  0.6%
BJ Services *                                              88,400        2,509
Friede Goldman International *                                 88            0

Halliburton                                                52,742   $    1,878
Helmerich & Payne                                          40,000        1,233
Johnson Electric Holdings (HKD)                           488,800          667
Kansai Electric Power (JPY)                                77,100        1,307
Schlumberger                                               45,200        2,380
Transocean Sedco Forex                                     11,654          481
                                                                        10,455

Exploration and Production  0.1%
Anadarko Petroleum                                          8,994          486
EEX *ss.                                                    7,147           19
Santos (AUD)                                              107,783          357
Ultramar Diamond Shamrock                                   9,100          430
                                                                         1,292

Gas & Gas Transmission  0.1%
El Paso                                                    47,766        2,510
Tenneco Automotive                                             40            0
                                                                         2,510

Integrated Petroleum - Domestic  1.1%
Amerada Hess                                              137,700       11,126
Conoco (Class B)                                           73,705        2,130
Phillips Petroleumss.                                      48,300        2,753
USX-Marathon                                              140,000        4,131
                                                                        20,140

Integrated Petroleum - International  3.1%
BP                                                        223,202       11,127
Chevron                                                    41,400        3,747
ENI SPA ADRss.                                             20,900        1,290
Exxon Mobil                                               284,963       24,892
Petroleo Brasileiro (Petrobras) ADR                        40,100          938
Repsol ADRss.                                              22,600          376
Royal Dutch Petroleum ADR                                  79,500        4,632
Shell Transport & Trading ADRss.                           72,700        3,660
Texaco                                                     40,727        2,712
TotalFinaElf (EUR)                                         13,148        1,843
TotalFinaElf ADR                                            7,100          498
                                                                        55,715

Total Energy                                                            90,112

PROCESS INDUSTRIES  1.8%
Diversified Chemicals  0.5%
Dow Chemical                                              100,000   $    3,325
DuPont                                                    112,315        5,418
Hercules                                                    1,800           20
                                                                         8,763

Specialty Chemicals  0.8%
3M                                                         18,600        2,122
A. Schulman                                                26,325          356
BASF (EUR)                                                 39,765        1,570
Great Lakes Chemicalss.                                    25,000          771
Hoechst (EUR)                                              14,035          660
Mitsubishi (JPY)                                          227,000        1,829
Norsk Hydro (NOK)                                          26,591        1,127
Octel *                                                     6,250          102
Rohm & Haas                                               107,417        3,534
Sumitomo Chemicals (JPY)                                  180,000          813
Technip (EUR)                                              15,000        1,926
                                                                        14,810

Paper and Paper Products  0.3%
International Paper                                        46,000        1,642
Kimberly-Clark                                             34,400        1,923
Kimberly-Clark de Mexico (Class A) (MXN)                  290,000          859
Mead                                                       30,000          814
Sonoco Products                                            13,975          348
                                                                         5,586

Forest Products  0.2%
Georgia-Pacific                                            61,135        2,070
Georgia-Pacific (Timber Group)                             19,000          679
Weyerhaeuser                                               12,700          698
                                                                         3,447

Building & Construction  0.0%
Del Webb *                                                    100            4
                                                                             4

Total Process Industries                                                32,610

BASIC MATERIALS  1.1%
Metals  0.9%
Alcoa                                                     150,560   $    5,932
Anglo American Platinum (ZAR)                              85,000        3,790
Inco *                                                    200,000        3,452
Nucor                                                      52,000        2,543
Pechiney (EUR)                                             13,943          709
                                                                        16,426

Mining  0.2%
Newmont Mining                                             60,000        1,117
Rio Tinto (AUD)                                            69,722        1,214
Union Miniere (EUR)                                        12,462          495
                                                                         2,826

Miscellaneous Materials  0.0%
Crown Cork & Seal                                           1,400            5
Malayan Cement (MYR)                                          200            0
                                                                             5

Total Basic Materials                                                   19,257

MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Safelite Glass (Class A), Warrants *                        7,906            0
Safelite Glass (Class B), Warrants *                        5,270            0
Safelite Glass Class B *                                    3,226            0
Safelite Reality *                                            218            0
TravelCenters of America                                    3,000           30
WorldCom-MCI Group *                                        9,825          158
Total Miscellaneous                                                        188

FOREIGN  1.7%
Europe  0.8%
Aventis (EUR)                                              29,792        2,381
Bank of Scotland (GBP)                                    317,455        3,590

Cookson Group (GBP)                                       620,324   $    1,123
Credit Suisse Group (CHF) *                                10,441        1,717
CSM (EUR)                                                  19,644          410
DBV- Winterthur Holding (EUR)                              13,714          500
Deutz (EUR) *                                              80,501          186
EMAP (GBP)                                                 76,405          753
EMI (GBP)                                                 126,130          714
Enterprise Oil (GBP)                                       78,513          655
Nordic Baltic Holding (SEK)                               154,042          885
Prosegur Seguridad (EUR)                                   28,630          370
Publicis Groupe (EUR)                                      30,010          727
Sandvik (SEK)                                              29,763          599
Svenska Cellulosa (SEK)                                    20,546          436
                                                                        15,046

Far East  0.6%
Citizen Watch (JPY)                                        98,000          597
Fujikura (JPY)                                            249,000        1,517
Mizuho Holdings (JPY)                                         487        2,265
Nippon Yusen (JPY)                                        132,000          523
Nissan Motor (JPY)                                        230,000        1,588
Singapore Press (SGD)                                      45,000          494
Sumitomo Trust and Banking (JPY)                          119,000          749
Takashimaya (JPY)                                          85,000          593
Teijin (JPY)                                              253,000        1,422
Yakult Honsha (JPY)                                        77,000          831
                                                                        10,579

Other Foreign  0.3%
Companhia Vale do Rio Doce ADR                             26,900          624
Siemens (EUR)                                              25,979        1,596
Unibanco GDR                                               49,800        1,267
Woolworths (AUD)                                          135,000          758
                                                                         4,245

Total Foreign                                                           29,870
Total Common Stocks (Cost  $711,572)                                 1,124,872

Preferred Stocks  0.1%
CSC Holdings (Series M), 11.125%                           17,801   $    1,900
TNP Enterprises (Series D), 14.50% *                          600          654
Total Preferred Stocks (Cost  $2,628)                                    2,554

Convertible Preferred Stocks  0.3%
Nextel Communications (Series E), 11.125% *                   513          308
Reckson Associates Realty (Series A), REIT, 7.625%        200,000        4,700
Total Convertible Preferred Stocks (Cost  $5,444)                        5,008

Corporate Bonds  21.6%
Abbey National First Capital, Sub. Notes
          8.20%, 10/15/04                            $  1,205,000        1,287
Adelphia Communications, Sr. Notes, 9.375%, 11/15/09    1,000,000          956
Adelphia Communications, Sr. Notes, 10.875%, 10/1/10      125,000          127
AES, Sr. Notes, 8.50%, 11/1/07                            500,000          475
AES, Sr. Sub. Notes, 10.25%, 7/15/06                      500,000          502
AFC Enterprises, Sr. Sub. Notes, 10.25%, 5/15/07          500,000          520
African Development Bank, Sub. Notes, 7.75%,12/15/01    1,000,000        1,014
AGCO, Sr. Notes, (144a), 9.50%, 5/1/08                    600,000          582
Agrosy Gaming, Sr. Sub. Notes, 10.75%, 6/1/09             500,000          538
AIG SunAmerica Global Financing, Sr. Notes, (144a)
          7.60%, 6/15/05                                2,600,000        2,772
Air Canada, Sr. Notes, (144a), 10.25%, 3/15/11            625,000          572
Alaska Communications Systems Group, Sr. Sub. Notes
          9.375%, 5/15/09                               1,100,000          902
Alaska Steel, Sr. Notes, 9.125%, 12/15/06                 750,000          774
Alcoa, Sr. Notes, 7.375%, 8/1/10                        1,200,000        1,263
Allegiance Telecom, Sr. Notes, Zero Coupon, 2/15/08       600,000          342
Alliance Imaging, Sr. Sub. Notes, (144a)
          10.375%, 4/15/11                                400,000          408
Alliant Techsystems, Sr. Sub. Notes, (144a)
          8.50%, 5/15/11                                  750,000          757
Allied Holdings, Sr. Notes, 8.625%, 10/1/07               500,000          335
AMERCO, Sr. Notes, 7.85%, 5/15/03                       1,000,000          987
American Builders & Contractors Supply,Sr.Sub.Notes
          10.625%, 5/15/07                                500,000          460
American Cellular, Sr. Sub. Notes, (144a)
          9.50%, 10/15/09                               1,000,000          930

American Electric Power, Sr. Notes, 6.125%, 5/15/06  $  1,335,000   $    1,318
American Standard, Sr. Notes, 7.625%, 2/15/10             500,000          494
Amerigas, Sr. Notes, (144a), 10.00%, 4/15/06            1,000,000        1,010
Ameristar Casinos, Sr. Sub. Notes, (144a)
          10.75%, 2/15/09                               1,000,000        1,045
Amkor Technology, Sr. Notes, (144a), 9.25%, 2/15/08       750,000          705
Anheuser-Busch, 5.75%, 4/1/10                           5,000,000        4,816
Anteon, Sr. Sub. Notes, 12.00%, 5/15/09                   250,000          243
Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07               350,000          333
AOL Time Warner, Sr. Notes, 7.625%, 4/15/31             1,625,000        1,625
Applied Extrusion Technologies, Sr. Notes, (144a)
          10.75%, 7/1/11                                  650,000          660
Arvin Industries, 7.125%, 3/15/09                         150,000          133
Asat Finance, Sr. Notes, 12.50%, 11/1/06                  390,000          367
Associated Materials, Sr. Sub. Notes, 9.25%, 3/1/08     1,250,000        1,225
Associates, Sr. Notes, 7.50%, 4/15/02                   1,300,000        1,331
AT&T, Sr. Notes, 6.50%, 3/15/29                         4,000,000        3,400
Atlantic Richfield, Sr. Notes, 8.50%, 4/1/12            4,000,000        4,637
Atlas Air, 7.63%, 1/2/15                                3,136,859        3,137
Avis Group, Sr. Sub. Notes, 11.00%, 5/1/09                750,000          836
Ball, Sr. Notes, 7.75%, 8/1/06                            500,000          510
Bally Total Fitness, Sr. Sub. Notes, 9.875%,10/15/07      500,000          494
Banesto, Sub. Notes, 8.25%, 7/28/02                     2,000,000        2,062
Bank Hawaii, 6.875%, 3/1/09                               500,000          465
BankAmerica, Sub. Notes, 6.625%, 8/1/07                 3,000,000        3,067
BankUnited Capital Trust, Sr. Sub. Notes
          10.25%, 12/31/26                              1,000,000          890
BB & T, 6.375%, 6/30/05                                 3,000,000        3,017
BCH Cayman Islands, Sub. Notes, 7.50%, 6/15/05          1,000,000        1,039
BHP Finance, Gtd. Notes, 6.69%, 3/1/06                  2,000,000        2,044
Boeing, 8.75%, 8/15/21                                  2,000,000        2,396
Briggs & Stratton, Sr. Notes,(144a), 8.875%, 3/15/11      500,000          498
British Telecommunications
     Sr. Notes, Zero Coupon, 12/15/10ss.                1,110,000        1,173
Burlington Northern Santa Fe, Sr. Notes
          7.00%, 12/15/25                               2,000,000        1,875
Burlington Northern Santa Fe, PTC, 7.33%, 6/23/10         731,409          763
BWAY, Sr. Sub. Notes, 10.25%, 4/15/07                     750,000          712
Capital One Financial, Sr. Notes, 8.25%, 6/15/05        2,500,000        2,588
Century Telephone Enterprises, Sr. Notes
          8.25%, 5/1/24                                   500,000          472
CenturyTel, Sr. Notes, 8.375%, 10/15/10                 2,500,000        2,601

Charter Communications, Sr. Notes, (144a)
          10.00%, 5/15/11                            $    800,000   $      812
Charter Communications, Sr. Notes, 11.125%, 1/15/11     1,250,000        1,319
Chase Manahattan Auto Owner Trust, 5.85%, 5/15/03       2,921,556        2,949
Chemical Master Credit Card Trust I, 6.23%, 4/15/05       110,000          112
Cinemark USA, Sr. Sub. Notes, 8.50%, 8/1/08               300,000          246
Citibank Credit Card Issuance Trust, 6.90%, 10/17/07    3,000,000        3,121
Citigroup, Sr. Sub. Notes, 7.25%, 10/1/10               2,600,000        2,699
CMS Energy, Sr. Notes, 9.875%, 10/15/07                   650,000          681
Coca Cola Bottling, 7.20%, 7/1/09                       5,000,000        5,024
Coinmach, Sr. Notes, 11.75%, 11/15/05                     500,000          515
Colt Telecom, Sr. Disc. Notes, STEP, 0%, 12/15/06         750,000          675
Comcast Cable Communications, 8.125%, 5/1/04            1,500,000        1,584
Comcast Cable Communications, 8.375%, 5/1/07            4,500,000        4,926
Comstock Resources, Sr. Notes, 11.25%, 5/1/07             450,000          481
Conoco, 6.95%, 4/15/29                                  4,000,000        3,855
Consumers Energy, 1st Mtg., 7.375%, 9/15/23             3,500,000        3,252
Continental Airlines, PTC, 7.206%, 6/30/04                376,840          382
Corestates Home Equity Loan, 5.10%, 3/15/09                23,368           24
Corestates Home Equity Loan, 6.65%, 5/15/09                80,108           81
Corporacion Andina De Fomento, 6.75%, 3/15/05           2,500,000        2,540
Cott, Sr. Notes, 8.50%, 5/1/07                            125,000          125
Cott, Sr. Notes, 9.375%, 7/1/05                           875,000          889
Countrywide Funding, MTN, 6.875%, 9/15/05                 860,000          880
Courtyard by Marriott II, Sr. Notes, 10.75%, 2/1/08     1,000,000        1,040
Cox Communications, 7.875%, 8/15/09ss.                  3,200,000        3,360
Cross Timbers Oil, Sr. Sub Notes, 8.75%, 11/1/09        1,000,000        1,000
CSX, Sr. Notes, 7.45%, 5/1/07                           1,000,000        1,046
Dan River, Sr. Sub. Notes, 10.125%, 12/15/03              600,000          360
Davita, Sr. Sub. Notes, (144a), 9.25%, 4/15/11            500,000          512
Delhaize America, (144a), 8.125%, 4/15/11                 210,000          219
Delta Airlines, Deb. Notes, 8.95%, 1/12/12              1,405,920        1,441
Delta Mills, Sr. Notes, 9.625%, 9/1/07                    470,000          357
Deutsche Financial Capital, 6.75%, 9/15/27              1,713,501        1,740
Dillards, Sr. Notes, 6.43%, 8/1/04                      2,000,000        1,865
Dobson Communications, Sr. Notes, 10.875%, 7/1/10       1,000,000        1,010
DTE Energy, Sr. Notes, 7.05%, 6/1/11                    1,625,000        1,630
Duke Energy, 1st Ref. Mtg., 6.75%, 8/1/25               1,000,000          905

Duke Energy, 1st Ref. Mtg., 7.50%, 8/1/25ss.         $  1,000,000   $      977
Dyersburg, Sr. Sub Notes, 9.75%, 9/1/07                   500,000           30
Dyncorp, Sr. Sub Notes, 9.50%, 3/1/07                     575,000          540
Eastman Kodak, MTN 6.375%, 6/15/06                      1,200,000        1,193
El Paso Energy Partners, Sr. Sub. Notes, (144a)
     8.50%, 6/1/11                                        775,000          779
Eldorado Resorts, Sr. Sub. Notes, 10.50%, 8/15/06ss.    1,000,000        1,030
Enron Oil & Gas, Sr. Notes, 6.50%, 12/1/07              4,000,000        3,914
Equitable Resources, 7.75%, 7/15/26                     2,000,000        1,975
Erac USA Finance, Sr. Notes, (144a), 8.00%, 1/15/11     5,000,000        5,099
Exelon, Sr. Notes, 6.95%, 6/15/11                         650,000          646
Fairchild Semiconductor, Sr. Sub. Notes
          10.50%, 2/1/09                                1,000,000          967
Fairfax Financial Holdings, 7.75%, 12/15/03               800,000          764
Fairfax Financial Holdings, 8.30%, 4/15/26              2,500,000        1,800
Federal Express, MTN, 9.95%, 8/15/06                      500,000          564
First Union, Sr. Notes, 7.55%, 8/18/05                  3,000,000        3,166
Fleet Financial Group, Sub. Notes, 8.625%, 1/15/07        800,000          893
Fleming Companies, Sr. Notes,(144a), 10.125%, 4/1/08    1,000,000        1,025
Flextronics International, Sr. Sub. Notes
     9.875%, 7/1/10ss.                                  1,050,000        1,050
Food Lion, Sr. Notes, 8.05%, 4/15/27                    1,900,000        1,822
Ford Capital, 9.50%, 6/1/10                             4,000,000        4,554
Ford Motor, Sr. Notes, 7.50%, 8/1/26                    2,500,000        2,411
Ford Motor Credit, Sr. Notes, 8.20%, 2/15/02              170,000          173
Ford Motor Credit, Sr. Notes, 7.875%, 6/15/10           2,000,000        2,100
Four M, Sr. Notes, 12.00%, 6/1/06                         750,000          735
Freeport McMoRan Resources,Sr. Notes, 7.00%, 2/15/08      900,000          540
Fresenius, Sr. Notes, 7.875%, 2/1/08                    1,100,000        1,092
Frontier Oil, Sr. Notes, 11.75%, 11/15/09                 500,000          537
Frontiervision Holdings, Sr. Disc. Notes
     Zero Coupon, 9/15/07                                 250,000          259
General Electric Capital, MTN, 7.25%, 5/3/04            2,000,000        2,098
General Motors Acceptance Corporation, MTN,
          6.75%, 6/17/02                                   80,000           81
Geophysique, Sr. Notes, 10.625%, 11/15/07                 500,000          522
Global Imaging Systems, Sr. Sub. Notes
     10.75%, 2/15/07ss.                                   450,000          414
GMAC Commercial Mortgage Security, 6.42%, 8/15/08       3,000,000        3,038
Golden State Holdings, Sr. Notes, 7.125%, 8/1/05        1,000,000          970
Goldman Sachs Group, Sr. Notes, 6.875%, 1/15/11         4,000,000        3,976
GTE Florida, 7.41%, 12/15/23                            1,000,000          963

Halliburton, Sr. Notes, 5.625%, 12/1/08ss.           $  3,000,000   $    2,804
Harnischfeger Industries, Sr. Notes, 10.75%, 3/31/06      500,000          515
Harrah's Entertainment, Sr. Sub Notes
          7.875%, 12/15/05                                300,000          305
Hasbro, 6.60%, 7/15/28                                    150,000          104
Hawk, Sr. Notes, 10.25%, 12/1/03                          550,000          531
HCA Healthcare, 8.75%, 9/1/10                           1,000,000        1,065
HCC Industries, Sr. Sub. Notes, 10.75%, 5/15/07           675,000          473
Hercules, Sr. Notes, (144a), 11.125%, 11/15/07            500,000          500
Hexcel, Sr. Sub. Notes, 9.75%, 1/15/09ss.                 325,000          320
HMH Properties, Sr. Notes, 7.875%, 8/1/08                 500,000          473
Hollinger International, Sr. Sub. Notes
          9.25%, 2/1/06                                 1,000,000        1,010
Holmes Products, Sr. Sub. Notes, 9.875%, 11/15/07         200,000           74
Horseshoe Gaming, Sr. Sub. Notes, 9.375%, 6/15/07         525,000          543
Household Finance, Sr. Notes, 6.00%, 5/1/04             2,300,000        2,318
Household Finance, Sr. Notes, 8.00%, 5/9/05             2,100,000        2,239
Houston Lighting & Power, 7.50%, 7/1/23                 3,000,000        2,827
IBM, Sr. Notes, 6.45%, 8/1/07ss.                        1,000,000        1,019
Insight Communications, Sr. Disc. Notes, (144a)
          Zero Coupon, 2/15/11                            500,000          285
Insight Midwest, Sr. Notes, (144a), 10.50%, 11/1/10       500,000          525
Interface, Sr. Sub Notes, 7.30%, 4/1/08                   500,000          468
International Bank for Reconstruction & Development
          7.625%, 1/19/23                               1,800,000        2,030
International Game Technology, Sr. Notes
          8.375%, 5/15/09                                 750,000          769
International Wire, Sr. Sub. Notes, 11.75%, 6/1/05      1,000,000        1,020
Intertek Finance, Sr. Notes, 10.25%, 11/1/06              300,000          237
Iron Mountain, Sr. Notes, 8.25%, 7/1/11                   500,000          495
Iron Mountain, Sr. Notes, 8.625%, 4/1/13                  250,000          253
ISG Resources, Sr. Sub. Notes, 10.00%, 4/15/08            500,000          265
Isle of Capris Casinos, Sr. Sub. Notes
          8.75%, 4/15/09                                  750,000          682
Jack in the Box, Sr. Secured Notes, 9.75%, 11/1/03      1,000,000        1,016
Jefferson Pilot Capital Trust A, (144a)
          8.14%, 1/15/46                                1,500,000        1,483
John Q Hammons Hotels, 1st Mtg., 9.75%, 10/1/05           750,000          746
Jostens, Sr. Sub. Notes, 12.75%, 5/1/10ss.                350,000          354
JP Morgan Chase, 6.26%, 3/15/33                         5,450,000        5,280
Kimberly-Clark, Sr. Notes, 6.375%, 1/1/28               5,000,000        4,629
King Pharmaceuticals, Sr. Sub. Notes,10.75%, 2/15/09      220,000          240
Koppers, Sr. Sub. Notes, 9.875%, 12/1/07                1,000,000          985

KPN, Sr. Notes, 8.00%, 10/1/10                       $  2,500,000   $    2,397
Kroger, 8.05%, 2/1/10 *                                 2,500,000        2,670
L-3 Communications, Sr. Sub. Notes, 10.375%, 5/1/07       300,000          317
LB-UBS Commercial Mortgage Trust
           Zero Coupon, 1/15/10                         7,000,000        7,516
Lear, Sr. Notes, 8.11%, 5/15/09                           500,000          497
Lehman Brothers, Sr. Notes, 8.875%, 3/1/02              1,500,000        1,539
Lennar, Sr. Notes, 9.95%, 5/1/10                        1,000,000        1,080
Levi Strauss, Sr. Notes, 11.625%, 1/15/08ss.              200,000          181
Liberty National Bank & Trust, Sub. Notes
          6.75%, 6/1/03                                   500,000          515
LifePoint Hospitals, Sr. Sub. Notes, 10.75%, 5/15/09      400,000          436
Lin Television, Sr. Notes, (144a), 8.00%, 1/15/08         750,000          724
Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06                 500,000          415
Lyondell Chemical, Sr.Sub. Notes, 10.875%, 5/1/09ss.      750,000          748
MacDermid, Sr. Sub. Notes, (144a), 9.125%, 7/15/11      1,000,000          990
Manufacturers & Traders Trust Company
          8.00%, 10/1/10                                1,625,000        1,725
Mastec, Sr. Sub. Notes, 7.75%, 2/1/08                     275,000          234
MBNA, (144a), 6.45%, 2/15/08                            4,000,000        3,971
MBNA America Bank National Association, Sr. Notes
          6.50%, 6/20/06                                1,500,000        1,481
Meritage, Sr. Notes, (144a), 9.75%, 6/1/11                550,000          539
Metromedia Fiber Network, Sr. Notes
          10.00%, 11/15/08                                375,000          154
Morgan Stanley Group, 6.875%, 3/1/07                    4,000,000        4,081
Motors & Gears, Sr. Notes, 10.75%, 11/15/06               500,000          499
National Australia Bank Limited, Sub. Notes
          8.60%, 5/19/10                                3,200,000        3,594
Nationsbank Credit Card Master Trust
          6.00%, 12/15/05                                 140,000          142
New Jersey Bell Telephone, Sr. Notes
          6.80%, 12/15/24                               2,500,000        2,205
News America Holdings, Gtd. Sr. Notes
          9.25%, 2/1/13                                 3,090,000        3,465
Nextel Communications (Class A), Sr. Disc Notes
          Zero Coupon, 10/31/07                         1,000,000          650
Nextel Partners, Sr. Disc. Notes,Zero Coupon, 2/1/09      750,000          443
NGC, Sr. Notes, 6.75%, 12/15/05                         1,000,000        1,010
Niagara Mohawk Power, Sr. Notes, 7.625%, 10/1/05        1,512,195        1,560
Norfolk Southern, Sr. Notes, 7.80%, 5/15/27             4,000,000        4,115
Nortek, (144a), 9.875%, 6/15/11                           500,000          480
Northrop Grumman, Sr. Notes, 7.875%, 3/1/26             2,000,000        1,991
NTL, Sr. Notes, 11.875%, 10/1/10ss.                     1,000,000          670
Nuevo Energy, Sr. Sub. Notes, 9.50%, 6/1/08               500,000          502

NYNEX, 9.55%, 5/1/10                                 $    819,456   $      936
Ocean Energy, Sr. Sub Notes, 8.375%, 7/1/08               600,000          639
Octel, Sr. Notes, 10.00%, 5/1/06                          800,000          816
Omnicare, Sr. Sub. Notes, (144a), 8.125%, 3/15/11         500,000          515
Ontario Province of Canada, 6.00%, 2/21/06              2,650,000        2,667
Oracle, Sr. Notes, 6.91%, 2/15/07                       3,000,000        3,035
Orange, Sr. Notes, 9.00%, 6/1/09                        1,100,000        1,142
Orion Power Holdings, Sr. Notes, (144a)
          12.00%, 5/1/10                                  650,000          721
Owens & Minor, Sr. Sub. Notes, 10.875%, 6/1/06          1,850,000        1,954
P&L Coal Holdings, Sr. Notes, 8.875%, 5/15/08             221,000          230
Pacific Bell, 7.375%, 7/15/43                           4,000,000        3,832
Packaged Ice, Sr. Notes, 9.75%, 2/1/05ss.                 750,000          615
Packaging Corp. of America
     Sr. Sub. Notes, 9.625%, 4/1/09                     1,000,000        1,062
Paxson Communications, Sr. Sub. Notes, (144a)
          10.75%, 7/15/08                                 650,000          652
PDVSA Finance Limited, Sr. Notes, 7.40%, 8/15/16        2,000,000        1,656
Pegasus Satellite Common, Sr. Notes, 12.375%, 8/1/06    1,000,000          970
Petro Stopping, Sr. Notes, 10.50%, 2/1/07                 500,000          405
PG&E National Energy, Sr. Notes, (144a)
          10.375%, 5/16/11                              1,650,000        1,647
Phelps Dodge, Sr. Notes, 8.75%, 6/1/11                  2,125,000        2,097
Philadelphia Electric, 1st Ref. Mtg.
          5.625%, 11/1/01                               3,000,000        3,007
Plains Resources, Sr. Sub. Notes, 10.25%, 3/15/06         500,000          515
Playtex Products, Sr. Sub. Notes,(144a)
          9.375%, 6/1/11                                1,000,000        1,020
Premier Parks, Sr. Notes, Zero Coupon, 4/1/08           1,000,000          820
Premier Parks, Sr. Notes, 9.75%, 6/15/07                  500,000          505
Pride Petroleum Services, Sr. Notes
          9.375%, 5/1/07ss.                               300,000          318
Province of Manitoba, Sr. Notes, 7.50%, 2/22/10         5,600,000        6,080
PSEG Energy, Sr. Notes, (144a), 8.50%, 6/15/11          2,500,000        2,484
Quantas Airways, Sr. Notes, 7.50%, 6/30/03              1,000,000        1,027
Radio One, Sr. Sub Notes, (144a), 8.875%, 7/1/11        1,000,000        1,000
Rail Car Trust, 7.75%, 6/1/04                              52,013           54
Residential Accredit Loans, 6.75%, 7/25/28              2,974,857        2,993
Riverwood International, Sr. Notes, 10.25%, 4/1/06        500,000          509
Rogers Wireless, Sr. Notes, (144a), 9.625%, 5/1/11      1,000,000        1,000
Ryland, Sr. Sub. Notes, 9.125%, 6/15/11                   500,000          495
Salem Communications, Sr. Sub. Notes, (144a)
          9.00%, 7/1/11                                   500,000          495
Salomon Brothers Mortgage Securities VII
          7.455%, 4/18/10                               3,500,000        3,657

Santander Financial, Gtd. Sub. Notes
          6.375%, 2/15/11                            $  3,000,000   $    2,830
SBC Communications, Sr. Notes, 6.25%, 3/15/11           1,100,000        1,064
Schuff Steel, Sr. Notes, 10.50%, 6/1/08                   450,000          423
Sealy Mattress, Sr. Sub. Notes, (144a)
          9.875%, 12/15/07                                500,000          492
Sears Credit Account Master Trust, 6.05%, 1/15/08       5,455,000        5,551
Sears Credit Account Master Trust, 6.45%, 10/16/06         46,667           47
Security Benefit Life, (144a), 8.75%, 5/15/16           3,000,000        2,907
Sempra Energy, Sr. Notes, 6.80%, 7/1/04                 2,500,000        2,481
Siebe, Sr. Notes, (144a), 6.50%, 1/15/10                2,000,000        1,918
Siebe, Sr. Notes, (144a), 7.125%, 1/15/07               1,500,000        1,502
Sinclair Broadcast Group, Sr. Sub Notes
          8.75%, 12/15/07                               1,250,000        1,200
SITEL, Sr. Sub. Notes, 9.25%, 3/15/06                     550,000          479
Speedway Motorsports, Sr. Sub. Notes, 8.50%, 8/15/07    1,000,000        1,015
State Street, Sr. Sub. Notes, 7.65%, 6/15/10            2,225,000        2,367
Sun Media, Sr. Sub. Notes, 9.50%, 2/15/07                 550,000          545
Sun Media, Sr. Sub. Notes, 9.50%, 5/15/07ss.              650,000          643
Swift Energy, Sr. Sub. Notes, 10.25%, 8/1/09              500,000          540
TeleCorp PCS, Sr. Sub. Notes, Zero Coupon, 4/15/09        800,000          500
Telefonica Europe, Sr. Notes, 7.35%, 9/15/05            1,660,000        1,721
TeleWest Communications, Sr. Disc. Notes
          11.00%, 10/1/07                               1,000,000          855
Tenet Healthcare, Sr. Notes, 8.00%, 1/15/05             1,000,000        1,030
Tenneco Packaging, Sr. Notes, 7.20%, 12/15/05           1,000,000          987
Terex, Sr. Sub. Notes, (144a), 10.375%, 4/1/11            500,000          510
Time Warner, Sr. Notes, 7.48%, 1/15/08                  1,400,000        1,452
Time Warner, 9.15%, 2/1/23                              5,000,000        5,760
Time Warner Telecom, Sr. Notes, 10.125%, 2/1/11           250,000          228
Transwestern Publishing, Sr. Sub. Notes
          9.625%, 11/15/07                                750,000          754
TravelCenters of America, Sr. Sub. Notes
          12.75%, 5/1/09                                1,000,000        1,050
Travelers Property Casualty, Sr. Notes
          6.75%, 11/15/06                               1,500,000        1,538
Triad Hospitals, Sr. Notes, (144a), 8.75%, 5/1/09         400,000          406
Triad Hospitals, Sr. Sub. Notes, 11.00%, 5/15/09          550,000          594
Triton PCS, Sr. Sub. Notes, 9.375%, 2/1/11                725,000          703
Triton PCS, Sr. Sub. Disc. Notes
          Zero Coupon, 5/1/08                             775,000          620
TRW, MTN, 7.37%, 4/18/07                                2,000,000        2,013
Tyco, Sr. Notes, 6.25%, 6/15/03                         2,750,000        2,775
U.S. Can Corp, Sr. Sub. Notes, 12.375%, 10/1/10           250,000          254
Union Bank Switzerland, Sr. Sub. Notes
          7.25%, 7/15/06                                1,000,000        1,049

Universal Compression, Sr. Disc. Notes
          Zero Coupon, 2/15/08                       $  1,250,000   $    1,125
UtiliCorp United, Sr. Notes, 6.875%, 10/1/04            3,000,000        3,001
Venture Holdings, Sr. Notes, 11.00%, 6/1/07               650,000          520
Viacom, Sr. Notes, (144a), 6.625%, 5/15/11              2,500,000        2,453
VoiceStream Wireless, Sr. Notes, 10.375%, 11/15/09        800,000          913
Wal-Mart Stores, Sr. Notes, 6.75%, 5/15/02              1,000,000        1,021
WCI Communities, Sr. Sub. Notes, (144a)
          10.625%, 2/15/11                                500,000          520
WestAmerica Bank, Sub. Notes, 6.99%, 9/30/03            1,500,000        1,506
Western Wireless, Sr. Sub Notes, 10.50%, 2/1/07           375,000          386
Westinghouse Air Brake, Sr. Notes, 9.375%, 6/15/05        750,000          746
Willamette Industries, MTN, 7.85%, 7/1/26               1,000,000          964
Williams Scotsman, Sr. Notes, 9.875%, 6/1/07              375,000          354
Worldcom, Sr. Notes, 7.50%, 5/15/11                     3,355,000        3,264
Young Broadcasting, Sr. Sub. Notes, (144a)
          10.00%, 3/1/11                                1,000,000          965
Total Corporate Bonds (Cost  $393,820)                                 389,367

Convertible Bonds  0.1%
Liberty Media/Sprint PCS, 4.00%, 11/15/29                 700,000          523
LSI Logic, Sr. Sub. Notes, 4.00%, 2/15/05                 600,000          496
Omnicare, Sr. Sub. Notes, 5.00%, 12/1/07                  300,000          263
Total Convertible Bonds (Cost  $1,229)                                   1,282

U.S. Government Mortgage-
Backed Securities  5.4%
Federal Home Loan Mortgage Assn.
          7.00%, 3/15/10 - 11/1/30                      7,827,737        7,898
          8.00%, 3/1/17                                    10,008           10
          10.00%, 10/1/10                                   7,428            8
Federal Home Loan Mortgage Corporation

          6.50%, 5/1/31                                 3,753,173        3,696
Federal National Mortgage Assn.
          5.75%, 4/15/03 - 6/15/05ss.                  17,665,000       17,959
          6.00%, 10/25/08 - 3/1/29                      7,440,870        7,277
          REMIC, 6.50%, 7/25/08                           440,453          449
          7.00%, 4/1/26                                    22,056           22

Government National Mortgage Assn.
     I
          6.00%, 2/15/14 - 6/15/14                   $  1,226,378   $    1,219
          6.50%, 9/15/25 - 4/15/29                     16,069,268       15,942
          7.00%, 12/15/23 - 5/15/29                    18,317,378       18,528
          7.50%, 9/15/22 - 11/15/28                     5,734,058        5,903
          8.00%, 6/15/17 - 11/15/25                     3,667,998        3,848
          8.50%, 3/15/05 - 2/15/25                      1,492,095        1,584
          9.00%, 6/15/19 - 2/15/20                         40,759           44
          9.50%, 8/15/09 - 9/15/21                        318,795          348
          10.00%, 11/15/09 - 5/15/13                       19,361           21
          10.50%, 5/15/15                                  10,795           12
          11.00%, 3/15/10 - 1/15/20                       438,026          492
          11.50%, 3/15/10 - 3/15/16                       643,741          730
          PL, 8.875%, 2/15/30                             664,174          666
     II

          6.00%, 6/20/31                                8,004,000        7,731
          8.50%, 6/20/25 - 6/20/26                      1,660,992        1,738
          9.00%, 10/20/16 - 6/20/20                       175,598          189
          9.50%, 8/20/22                                   26,941           29
          10.00%, 10/20/16 - 1/20/22                       44,322           49
          ARM, 6.75%, 8/20/23                              74,373           76

Total U.S. Government Mortgage-Backed
Securities (Cost  $94,862)                                              96,468

U.S. Government Obligations/
Agencies  8.9%
Federal Home Loan Banks
          6.34%, 10/19/05                               4,875,000        5,031
Federal Home Loan Mortgage
          6.45%, 4/29/09                                2,000,000        1,984

Federal National Mortgage Assn.
          5.80%, 12/10/03                            $ 13,000,000   $   13,363
          6.47%, 9/25/12                                3,000,000        2,999
          7.125%, 2/15/05ss.                           10,000,000       10,596

U.S. Department of Veteran Affairs
          9.54%, 3/15/25                                  438,775          480

U.S. Treasury Bonds
          6.25%, 5/15/30ss.                             2,280,000        2,418
          6.50%, 11/15/26ss.                           41,750,000       44,999
          7.125%, 2/15/23ss.                           15,500,000       17,772
          7.25%, 5/15/16ss.                            12,000,000       13,682
          8.125%, 8/15/19ss.                              300,000          374
          8.75%, 5/15/20ss.                             1,000,000        1,323
          9.25%, 2/15/16ss.                             3,000,000        4,011
          11.625%, 11/15/04ss.                             20,000           24
          13.875%, 5/15/11                                190,000          261

U.S. Treasury Inflation-Indexed Notes
          3.375%, 1/15/07ss.                            5,578,050        5,650

U.S. Treasury Notes
          5.875%, 11/15/04ss.                          16,750,000       17,325
          6.00%, 9/30/02ss.                             2,000,000        2,047
          6.25%, 2/15/03ss.                             5,850,000        6,035
          7.50%, 11/15/01ss.                            1,310,000        1,328
          7.875%, 11/15/04ss.                           8,150,000        8,925

Total U.S. Government Obligations/
Agencies (Cost  $157,614)                                              160,627

Short-Term Investments  0.0%

Money Market Funds  0.0%
T. Rowe Price Reserve Investment Fund, 4.34% #            671,074          671
Total Short-Term Investments (Cost  $671)                                  671

Total Investments in Securities
98.9% of Net Assets (Cost $1,367,840)                               $1,780,849

Other Assets Less Liabilities                                           19,799

NET ASSETS                                                          $1,800,648

     #    Seven-day yield
     +    Affiliated company
     *    Non-income producing
     ss.  All or portion of this security is on loan at June 30, 2001.  See Note
          2.
     ADR  American Depository Receipt
     ARM  Adjustable rate mortgage
     GDR  Global Depository Receipt
     MTN  Medium term note
     PL   Project Loan
     PTC  Pass-through Certificate
     REIT Real Estate Investment Trust
     REMIC Real Estate Mortgage Investment Conduit
     STEP Stepped  coupon  note for  which  the  interest  rate  will  adjust on specified future date(s)
     144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 3.2% of net assets.
     AUD  Australian dollar
     CHF  Swiss franc
     EUR  Euro
     GBP  British sterling
     HKD  Hong Kong dollar
     JPY  Japanese yen
     MXN  Mexican peso
     MYR  Malaysian ringgit
     NOK  Norwegian krone
     SEK  Swedish krona
     SGD  Singapore dollar
     ZAR  South African rand

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                        June 30, 2001

STATEMENT OF ASSETS AND LIABILITIES                               In thousands

  ASSETS
  Investments in securities, at value
    Affiliated companies (cost $872)                              $       924
    Other companies (cost $1,366,968)                               1,779,925
    Total investments in securities                                 1,780,849
  Securities lending collateral                                       186,961
  Other assets                                                         53,214
  Total assets                                                      2,021,024

  LIABILITIES
  Obligation to return securities lending collateral                  186,961
  Other liabilities                                                    33,415
  Total liabilities                                                   220,376

  NET ASSETS                                                      $ 1,800,648
  Net Assets Consist of:
  Accumulated net investment income - net of distributions        $       146
  Accumulated net realized gain/loss - net of distributions             3,755
  Net unrealized gain (loss)                                          412,972
  Paid-in-capital applicable to 99,952,816 shares of
  $0.01 par value capital stock outstanding;
  1,000,000,000 shares authorized                                   1,383,775

  NET ASSETS                                                      $ 1,800,648

  NET ASSET VALUE PER SHARE                                       $     18.01

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF OPERATIONS                                           In thousands
                                                                      6 Months
                                                                         Ended
                                                                       6/30/01
  Investment Income (Loss)
  Income
    Interest                                                      $     25,155
    Dividend                                                             8,945
    Securities lending                                                     341
    Other                                                                   72
    Total income                                                        34,513
  Expenses

    Investment management                                                4,338
    Shareholder servicing                                                3,387
    Custody and accounting                                                 128
    Prospectus and shareholder reports                                      54
    Registration                                                            31
    Legal and audit                                                          9
    Directors                                                                7
    Miscellaneous                                                            1
    Total expenses                                                       7,955
    Expenses paid indirectly                                               (15)
    Net expenses                                                         7,940
  Net investment income (loss)                                          26,573
  Realized and Unrealized Gain (Loss)
  Net realized gain (loss)
    Securities                                                           4,971
    Foreign currency transactions                                          (59)
    Net realized gain (loss)                                             4,912
  Change in net unrealized gain or loss
    Securities                                                         (80,616)
    Other assets and liabilities
    denominated in foreign currencies                                       (6)
    Change in net unrealized gain or loss                              (80,622)
  Net realized and unrealized gain (loss)                              (75,710)
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                          $    (49,137)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited

STATEMENT OF CHANGES IN NET ASSETS                                In thousands
                                                         6 Months          Year
                                                            Ended         Ended
                                                          6/30/01      12/31/00
Increase (Decrease) in Net Assets
Operations
  Net investment income (loss)                        $    26,573   $   56,968
  Net realized gain (loss)                                  4,912       85,287
  Change in net unrealized gain or loss                   (80,622)     (99,266)
  Increase (decrease) in net assets from operations       (49,137)      42,989

Distributions to shareholders
  Net investment income                                   (26,932)     (55,873)
  Net realized gain                                       (37,632)     (42,320)
  Decrease in net assets from distributions               (64,564)     (98,193)

Capital share transactions *
  Shares sold                                             244,470      508,002
  Distributions reinvested                                 62,103       94,553
  Shares redeemed                                        (287,944)    (742,345)
  Increase (decrease) in net assets from capital
  share transactions                                       18,629     (139,790)

Net Assets
Increase (decrease) during period                         (95,072)    (194,994)
Beginning of period                                     1,895,720    2,090,714
End of period                                         $ 1,800,648   $1,895,720

*Share information
  Shares sold                                              13,040       25,894
  Distributions reinvested                                  3,509        4,864
  Shares redeemed                                         (15,461)     (38,077)
  Increase (decrease) in shares outstanding                 1,088       (7,319)

The accompanying notes are an integral part of these financial statements.

T. Rowe Price Balanced Fund
--------------------------------------------------------------------------------
Unaudited                                                         June 30, 2001

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Balanced Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company and commenced operations on December 31, 1939. The fund seeks to provide capital growth, current income, and preservation of capital through a portfolio of stocks and fixed-income securities.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sales price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and asked prices. Other equity securities are valued at a price within the limits of the latest bid and asked prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and offer prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Affiliated Companies As defined by the Investment Company Act of 1940, an affiliated company is one in which the fund owns at least 5% of the outstanding voting securities.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On January 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to January 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of $590,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the six months ended June 30, 2001, the effect of this change was to decrease net investment income by $215,000 ($0.002 per share), increase net realized gain/loss on securities by $150,000 ($0.002 per share), and increase net unrealized gain/loss on securities by $65,000 ($0.001 per share). This change had no effect on the fund's net assets or total return.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102%-105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At June 30, 2001, the value of loaned securities was $180,104,000; aggregate collateral consisted of $186,961,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $266,675,000 and $201,411,000, respectively, for the six months ended June 30, 2001. Purchases and sales of U.S. government securities aggregated $73,372,000 and $155,103,000, respectively, for the six months ended June 30, 2001.

NOTE 3- FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income.

     At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $1,368,496,000. Net unrealized gain aggregated $412,353,000 at period-end, of which $472,260,000 related to appreciated investments and $59,907,000 to depreciated investments.

NOTE 4- RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The invest-ment management agreement between the fund and the manager provides for an annual investment management fee, of which $711,000 was payable at June 30, 2001. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.15% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At June 30, 2001, and for the six months then ended, the effec-tive annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $3,022,000 for the six months ended June 30, 2001, of which $536,000 was payable at period end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts sponsored by Price Associates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the six months ended June 30, 2001, totaled $877,000 and are reflected as interest income in the accompanying Statement of Operations.

FOR FUND AND ACCOUNT INFORMATION
OR TO CONDUCT TRANSACTIONS,
24 HOURS, 7 DAYS A WEEK
By touch-tone telephone
TELE*ACCESS 1-800-638-2587
By Account Access on the Internet
WWW.TROWEPRICE.COM/ACCESS

FOR ASSISTANCE WITH YOUR EXISTING
FUND ACCOUNT, CALL:
Shareholder Service Center
1-800-225-5132

TO OPEN A BROKERAGE ACCOUNT
OR OBTAIN INFORMATION, CALL:
1-800-638-5660

FOR THE HEARING IMPAIRED, CALL:
1-800-367-0763

INTERNET ADDRESS:
www.troweprice.com

PLAN ACCOUNT LINES FOR RETIREMENT
PLAN PARTICIPANTS:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

INVESTOR CENTERS:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

BALTIMORE AREA
Downtown
105 East Lombard Street

OWINGS MILLS
Three Financial Center
4515 Painters Mill Road

BOSTON AREA
386 Washington Street
Wellesley

CHICAGO AREA
1900 Spring Road, Suite 104
Oak Brook

COLORADO SPRINGS
2260 Briargate Parkway

LOS ANGELES AREA
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

NEW JERSEY/NEW YORK AREA
51 JFK Parkway, 1st Floor
Short Hills, New Jersey

SAN FRANCISCO AREA
1990 North California Boulevard, Suite 100
Walnut Creek

TAMPA
4200 West Cypress Street
10th Floor

WASHINGTON, D.C., AREA
Downtown
900 17th Street N.W.
Farragut Square

TYSONS CORNER
1600 Tysons Boulevard
Suite 150

T. Rowe Price Investment Services, Inc., Distributor.        F68-051  6/30/01